Capitalization - Summary of shares of common stock reserved for future issuance (Details) - USD ($)	Dec. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020
Temporary Equity [Line Items]
Number of Shares Authorized	27,799,267			22,520,015
Number of Shares Outstanding	23,668,198			15,717,345
Class A ordinary shares subject to possible redemption	$ 246,056,000			$ 156,848,000
Aggregate liquidation preference	$ 271,845			$ 173,122
Series AA
Temporary Equity [Line Items]
Ordinary share price	$ 3.0817			$ 3.0817
Number of Shares Authorized	1,114,988			1,114,988
Number of Shares Outstanding	1,114,988			1,114,988
Class A ordinary shares subject to possible redemption	$ 3,435,000			$ 3,435,000
Aggregate liquidation preference	$ 3,435,000			$ 3,435,000
Series B
Temporary Equity [Line Items]
Ordinary share price	$ 10.6592			$ 10.6592
Number of Shares Authorized	6,615,809			6,615,809
Number of Shares Outstanding	6,615,809			6,615,809
Class A ordinary shares subject to possible redemption	$ 70,045,000			$ 70,045,000
Aggregate liquidation preference	$ 70,519,000			$ 70,519,000
Series B-1
Temporary Equity [Line Items]
Ordinary share price	$ 12.4168	$ 12.4168	$ 12.4168	$ 12.4168
Number of Shares Authorized	15,949,487			10,435,129
Number of Shares Outstanding	13,491,651			5,672,925
Class A ordinary shares subject to possible redemption	$ 150,553,000			$ 62,985,000
Aggregate liquidation preference	$ 167,523,000			$ 70,440,000
Series B-2
Temporary Equity [Line Items]
Ordinary share price	$ 12.4168	$ 12.4168
Number of Shares Authorized	805,360	805,360
Number of Shares Outstanding	132,127
Class A ordinary shares subject to possible redemption	$ 1,640,000
Aggregate liquidation preference	$ 1,640,000
Junior convertible preferred stock
Temporary Equity [Line Items]
Ordinary share price	$ 12.4168			$ 12.4168	$ 12.4168
Number of Shares Authorized	3,313,623			4,354,089
Number of Shares Outstanding	2,313,623			2,313,623
Class A ordinary shares subject to possible redemption	$ 20,383,000			$ 20,383,000
Aggregate liquidation preference	$ 28,728,000			$ 28,728,000